Note 10 - b.1) Outstanding lines of credit with official credit agencies, foreign (Detail) (USD $) In Millions	9 Months Ended
Sep. 30, 2011
Financing 1
Company	Petrobras
Agency	China Development Bank
Contracted	$ 10,000
Used	7,000
Balance	3,000
Description	Libor +2.8% p.a.
Financing 2
Company	PNBV
Agency	Citibank International PLC
Contracted	686
Used	343
Balance	$ 343
Description	LIBOR +0.85% p.a.